UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03031

Morgan Stanley Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments • September 30, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	DEMAND DATE(b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (66.4%)
$55,600	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.04%	10/07/14	06/01/41	$55,600,000
41,840	Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009	0.04	10/07/14	08/01/39	41,840,000
	Colorado Springs, CO,
22,000	Utilities System Sub Lien Ser 2004 A	0.07	10/07/14	11/01/23	22,000,000
10,000	Utilities System Sub Lien Ser 2006 A	0.05	10/07/14	11/01/25	10,000,000
18,540	Utilities System Sub Lien Ser 2007 A	0.04	10/07/14	11/01/37	18,540,000
20,000	Utilities System Sub Lien Ser 2007 B	0.05	10/07/14	11/01/26	20,000,000
3,900	Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541 (c)	0.06	10/07/14	06/01/16	3,900,000
2,185	Deutsche Bank SPEARS, DC, District of Columbia Tax Increment Gallery Place Ser 2012 SPEARS Ser DBE-1187 (c)	0.11	10/07/14	06/01/31	2,185,000
10,000	Deutsche Bank SPEARS, FL, Broward County Airport System Ser 2012 Q-1 SPEARS Ser DBE-1128X (c)	0.08	10/07/14	10/01/33	10,000,000
10,000	Deutsche Bank SPEARS, IL, Chicago Transit Authority Sales Tax Receipts Ser 2011 DBE-1264 (c)	0.09	10/07/14	12/01/36	10,000,000
17,455	Deutsche Bank SPEARS, IN, Indiana Finance Authority Community Health Network Ser 2012 A DBE-1304 (c)	0.09	10/07/14	05/01/42	17,455,000
7,635	Deutsche Bank SPEARS, NJ, New Jersey Transportation Trust Fund Authority SPEARS Ser DBE-1246 (c)	0.11	10/07/14	12/15/34	7,635,000
	Deutsche Bank SPEARS, NY,
2,200	New York City Municipal Water Finance Authority Ser 2012 FF SPEARS Ser DBE-1090X (c)	0.06	10/07/14	06/15/45	2,200,000
5,000	New York Liberty Development Corporation 4 World Trade Center Ser 2011 DBE-1266 (c)	0.09	10/07/14	11/15/44	5,000,000
14,000	Deutsche Bank SPEARS, PA, Pennsylvania Turnpike Commission Ser 2012 A SPEARS Ser DBE-1242 (c)	0.09	10/07/14	12/01/42	14,000,000
	Deutsche Bank SPEARS, TX,
20,000	Dallas Fort Worth International Airport Joint Revenue Improvement Ser 2012 H SPEARS Ser DBE-1233 (AMT) (c)	0.10	10/07/14	11/01/37	20,000,000
7,115	Dallas Fort Worth International Airport Joint Ser 2012 E & F SPEARS Ser DBE-1127X (c)	0.09	10/07/14	11/01/35	7,115,000
26,140	District of Columbia, The Pew Charitable Trusts Ser 2008 A	0.04	10/07/14	04/01/38	26,140,000
19,100	Eastern Municipal Water District, CA, Water & Sewer Ser 2008 A COPs	0.03	10/07/14	07/01/30	19,100,000
20,540	Eclipse Funding Trust, NY, New York State Dormitory Authority Personal Income Tax Ser 2012 B Solar Eclipse Ser 2012-0003 (c)	0.04	10/07/14	03/15/20	20,540,000
1,000	Florida State Board of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017 (c)	0.05	10/07/14	10/15/16	1,000,000
25,060	Gainesville, FL, Utilities System 2007 Ser A	0.05	10/07/14	10/01/36	25,060,000
15,945	Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2007 A-1	0.04	10/07/14	11/15/33	15,945,000
27,500	Illinois Toll Highway Authority, Toll Highway Senior Priority Ser 2007 A-2B	0.04	10/07/14	07/01/30	27,500,000

31,100	Indiana Finance Authority, Trinity Health Ser 2008 D-1	0.03	10/07/14	12/01/34	31,100,000
20,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.04	10/07/14	06/01/23	20,000,000
14,050	JEA, FL, Water & Sewer System Subser 2008 A-2	0.05	10/07/14	10/01/42	14,050,000
30,000	JP Morgan Chase & Co., NJ, New Jersey State Ser Fiscal 2015 TRANs PUTTERs Ser 4459 (c)	0.04	10/01/14	06/26/15	30,000,000
12,500	Long Island Power Authority, NY, Electric System Ser 2012 C	0.04	10/07/14	05/01/33	12,500,000
39,905	Main Street Natural Gas, Inc., GA, Gas Ser 2010 A	0.04	10/07/14	08/01/40	39,905,000
	Massachusetts Water Resources Authority,
20,660	Gen Ser 2008 A-1	0.06	10/07/14	08/01/37	20,660,000
8,315	Gen Ser 2008 A-2	0.05	10/07/14	08/01/37	8,315,000
21,400	Gen Ser 2008 A-3	0.05	10/07/14	08/01/37	21,400,000
6,500	Mesa, AZ, Utility Systems Ser 2011 ROCs II-R Ser 11959X (c)	0.05	10/07/14	01/01/19	6,500,000
24,400	Metropolitan Transportation Authority, NY, Ser 2005 E Subser E-1	0.04	10/07/14	11/01/35	24,400,000
	Mobile Downtown Redevelopment Authority, AL,
17,190	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.03	10/07/14	05/01/41	17,190,000
25,105	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.03	10/07/14	05/01/41	25,105,000
	New York City Municipal Water Finance Authority, NY,
30,500	2000 Ser C	0.04	10/07/14	06/15/33	30,500,000
41,200	Second General Fiscal 2010 Ser CC	0.03	10/07/14	06/15/41	41,200,000
	New York City Transitional Finance Authority, NY,
27,500	Future Tax Fiscal 2010 Ser F Subser F-5	0.04	10/07/14	02/01/35	27,500,000
38,450	Future Tax Fiscal 2013 Ser C-5	0.03	10/07/14	11/01/41	38,450,000
17,200	Pinellas County Health Facilities Authority, FL, BayCare Health System Ser 2009 A-2	0.04	10/07/14	11/01/38	17,200,000
18,000	RBC Municipal Products Trust, Inc., PA, Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16 (c)	0.04	10/07/14	12/01/17	18,000,000
5,000	Rib Floater Credit Enhanced Trust, NJ, New Jersey Health Care Facilities Financing Authority University Hospital Ser 2013 A BANs Trust Receipts Ser 2013 FR-14WE (c)	0.09	10/07/14	07/03/17	5,000,000
20,000	San Antonio, TX, Electric & Gas Systems Jr. Lien Ser 2003	0.04	10/07/14	02/01/33	20,000,000
1,130	Southcentral Pennsylvania General Authority, WellSpan Health Series 2008 A ROCs II-R Ser 11686 (c)	0.05	10/07/14	12/01/24	1,130,000
3,200	University of California Regents, Ser 2013 AL-4	0.03	10/07/14	05/15/48	3,200,000
29,880	University of Massachusetts Building Authority, Senior Ser 2011-1	0.04	10/07/14	11/01/34	29,880,000
	University of Texas Regents,
54,845	Financing System Ser 2008 B	0.03	10/07/14	08/01/32	54,845,000
8,360	Permanent University Fund Ser 2008 A	0.03	10/07/14	07/01/37	8,360,000
34,775	Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C (c)	0.05	10/07/14	05/15/39	34,775,000

	Total Weekly Variable Rate Bonds (Cost $1,003,920,000)				1,003,920,000

	Put Option Bonds (12.8%)
2,000	Franklin County, OH, CHE Trinity Health Credit Group Window Ser 2013	0.11	04/28/15	12/01/46	2,000,000
2,000	Illinois Finance Authority, Advocate Health Care Window Ser 2011 B	0.16	04/28/15	04/01/51	2,000,000
20,000	JP Morgan Chase & Co., NJ, New Jersey State Ser Fiscal 2015 TRANs PUTTERs Ser 4460 (c)	0.12	10/10/14	06/26/15	20,000,000

20,000	JP Morgan Chase & Co., NJ, New Jersey State Ser Fiscal 2015 TRANs PUTTERs Ser 4461 (c)	0.09	10/07/14	06/26/15	20,000,000
26,000	JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 4410 (c)	0.09	11/27/14	08/01/18	26,000,000
23,500	JP Morgan Chase & Co., PA, Allegheny County Hospital Development Authority (c)	0.24	11/27/14	11/27/14	23,500,000
2,000	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-1	0.19	04/28/15	02/01/46	2,000,000
2,100	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-3	0.19	04/28/15	02/01/46	2,100,000
3,765	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.13	04/28/15	07/01/30	3,765,000
2,000	Missouri Health & Educational Facilities Authority, BJC Health System Window Ser 2013 C	0.11	04/28/15	01/01/50	2,000,000
4,000	Missouri Health & Educational Facilities Authority, SSM Health Care Window Ser 2014 B	0.18	04/28/15	06/01/41	4,000,000
4,000	Missouri Health & Educational Facilities Authority, SSM Health Care Window Ser 2014 C	0.18	04/28/15	06/01/41	4,000,000
41,000	New York Liberty Development Corporation, 3 World Trade Center Ser 2011 A-1 (c)	0.15	03/19/15	12/01/49	41,000,000
205	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 B	0.16	04/28/15	11/01/34	205,000
250	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 C	0.16	04/28/15	11/01/34	250,000
8,285	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2012 A	0.12	04/28/15	11/01/34	8,285,000
5,000	Orlando Utilities Commission, FL, Utility System Window Ser 2011 A	0.15	04/28/15	10/01/27	5,000,000
2,500	Polk County Industrial Development Authority, FL, BayCare Health System Window Ser 2014 A-1	0.12	04/28/15	11/15/44	2,500,000
5,000	Suffolk Economic Development Authority, VA, Sentara Healthcare Ser 2008 Eagle #20130014 Class A (c)	0.13	11/16/14	11/01/35	5,000,000
10,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2011 B	0.17	04/28/15	11/15/50	10,000,000
3,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2013 B	0.13	04/28/15	11/15/50	3,000,000
	Utah County, UT,
1,600	IHC Health Services, Inc. Window Ser 2014 B	0.10	04/28/15	05/15/49	1,600,000
2,000	IHC Health Services, Inc. Window Ser 2014 C	0.10	04/28/15	05/15/49	2,000,000
4,000	Washington Health Care Facilities Authority, Catholic Health Initiatives Window Ser 2013 B	0.19	04/28/15	01/01/35	4,000,000
	Total Put Option Bonds (Cost $194,205,000)				194,205,000

	Daily Variable Rate Bonds (7.9%)
	East Baton Rouge Parish, LA,
5,600	Exxon Mobil Corporation Ser 2010 A	0.04	10/01/14	08/01/35	5,600,000
13,700	Exxon Mobil Corporation Ser 2010 B	0.04	10/01/14	12/01/40	13,700,000
18,400	Gulf Coast Industrial Development Authority, TX, ExxonMobil Project Ser 2012	0.03	10/01/14	11/01/41	18,400,000
	New York City Transitional Finance Authority, NY,
17,000	Future Tax Fiscal 2010 Ser G Subser G5	0.05	10/02/14	05/01/34	17,000,000
17,300	Future Tax Fiscal 2014 Ser D Subser D-3	0.03	10/01/14	02/01/44	17,300,000
	New York City, NY,
11,650	Fiscal 2008 Ser J Subser J-3	0.05	10/02/14	08/01/23	11,650,000
27,900	Fiscal 2012 Subser G-6	0.02	10/01/14	04/01/42	27,900,000
8,700	Fiscal 2013 Ser F Subser F-3	0.05	10/01/14	03/01/42	8,700,000
	Total Daily Variable Rate Bonds (Cost $120,250,000)				120,250,000

	Closed-End Investment Companies (5.0%)
10,000	Nuveen AMT-Free Municipal Income Fund, VRDP Ser 1 (c)	0.13	10/07/14	06/01/40	10,000,000
10,000	Nuveen Insured Municipal Opportunity Fund, Inc., VRDP Ser 1-6672 (AMT) (c)	0.13	10/07/14	12/01/40	10,000,000
5,000	Nuveen New York AMT-Free Municipal Income Fund, VRDP Ser 4 (c)	0.12	10/07/14	06/01/40	5,000,000
7,000	Nuveen Ohio Quality Income Municipal Fund, VRDP Ser 1-1480 (AMT) (c)	0.13	10/07/14	09/01/43	7,000,000
12,000	Nuveen Premier Municipal Income Fund, Inc., VRDP Ser 1-1277 (AMT) (c)	0.13	10/07/14	05/01/41	12,000,000
5,000	Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT) (c)	0.13	10/07/14	05/01/41	5,000,000
23,000	Nuveen Select Quality Municipal Fund, Inc., VRDP Ser 1-2525 (AMT) (c)	0.13	10/07/14	05/01/41	23,000,000
4,000	Nuveen Virginia Premium Income Municipal Fund, VRDP Ser 1-1280 (AMT) (c)	0.14	10/07/14	08/03/43	4,000,000
	Total Closed-End Investment Companies (Cost $76,000,000)				76,000,000

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (4.0%)
20,000	Harris County Cultural Education Facilities Finance Corporation, TX, Methodist Hospital System Ser 2009 C-1	0.14%	0.14%	03/04/15	20,000,000
20,000	Montgomery County, MD, 2009 Ser A BANs	0.07	0.07	10/16/14	20,000,000
20,000	San Antonio, TX, Electric & Gas Systems Ser B	0.08	0.08	10/23/14	20,000,000
	Total Commercial Paper (Cost $60,000,000)				60,000,000

	Municipal Bonds & Notes (3.5%)
3,000	Dayton City School District, OH, School Facilities Construction & Improvement Ser 2013 B Notes, dtd 10/15/13	1.25	0.30	10/15/14	3,001,089
3,000	Hazard, KY, Appalachian Regional Healthcare Ser 2013 BANs, dtd 11/20/13	1.00	0.50	12/01/14	3,002,497
20,000	Los Angeles, CA, Ser 2014 TRANs, dtd 07/10/14	1.50	0.11	06/25/15	20,202,920
3,000	Pikeville, KY, Hospital Improvement Pikeville Medical Center, Inc. Expansion, dtd 02/20/14	1.00	0.30	03/01/15	3,008,709
23,000	Texas, Ser 2014 TRANs, dtd 09/03/14	1.50	0.13	08/31/15	23,287,249
	Total Municipal Bonds & Notes (Cost $52,502,464)				52,502,464

Total Investments (Cost $1,506,877,464) (d)	99.6%	1,506,877,464
Other Assets in Excess of Liabilities	0.4	6,441,541
Net Assets	100.0%	$1,513,319,005

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
PUTTERS	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
SPEARS	Short Puttable Exempt Adjustable Receipts.
TRANs	Tax and Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at September 30, 2014.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Tax-Free Daily Income Trust

Notes to Portfolio of Investments • September 30, 2014 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$1,003,920,000	$—	$1,003,920,000
Put Option Bonds	—	194,205,000	—	194,205,000
Daily Variable Rate Bonds	—	120,250,000	—	120,250,000
Closed-End Investment Companies	—	76,000,000	—	76,000,000
Commercial Paper	—	60,000,000	—	60,000,000
Municipal Bonds & Notes	—	52,502,464	—	52,502,464
Total Assets	$—	$1,506,877,464	$—	$1,506,877,464

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2014, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2014